N-2 - USD ($)				3 Months Ended
		Jun. 26, 2026	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	May 29, 2026
Cover [Abstract]
Entity Central Index Key		0001860151
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-255932
Document Type		N-2
Document Registration Statement		true
Post-Effective Amendment		true
Post-Effective Amendment Number		7
Investment Company Act Registration		false
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		9
Entity Registrant Name		Invesco Dynamic Credit Opportunity Fund
Entity Address, Address Line One		11 Greenway Plaza
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77046-1173
City Area Code		713
Local Phone Number		626-1919
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Delayed or Continuous Offering		true
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Jun. 26, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Fees (fees paid directly from your investment)
Class:	A	AX	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%[1]	None	None	None

Maximum Early Withdrawal Charge (as a percentage of original purchase price or repurchase proceeds, whichever is less)	None[2]	None	None	None

Dividend Reinvestment Fees	None	None	None	None

1
Investors purchasing Class A Shares may be charged a sales load of up to 3.25% of the investor’s net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Distribution and Service Plan.”

2
Investments of $1 million or more are not subject to any sales charge at the time of purchase, but an early withdrawal charge of 1.00% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. See “Purchase Terms — Class A Shares— Sales Charge Schedule.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	AX	Y	R6
Management Fees	1.59%	1.59%	1.59%	1.59%

Distribution and/or Service (12b-1) Fees	0.25	None	None	None

Other Expenses[3]	0.38	0.38	0.38	0.31

Interest Expense	1.89	1.89	1.89	1.89

Total Other Expenses	2.27	2.27	2.27	2.20

Total Annual Fund Operating Expenses	4.11	3.86	3.86	3.79

3	“Other Expenses” have been restated to reflect current fees.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $1,000 in the Fund for the time periods indicated and the Fund repurchases all of your Shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that Shareholders may pay on transactions in Class Y and Class R6 Shares. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same each year and that all dividends and other distributions are reinvested at net asset value.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 72	$ 153	$ 236	$ 448

Class AX	$ 39	$ 118	$ 199	$ 409

Class Y	$ 39	$ 118	$ 199	$ 409

Class R6	$ 38	$ 116	$ 195	$ 403

You would pay the following expenses if you did not tender your Shares for repurchase by the Fund:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 72	$ 153	$ 236	$ 448

Class AX	$ 39	$ 118	$ 199	$ 409

Class Y	$ 39	$ 118	$ 199	$ 409

Class R6	$ 38	$ 116	$ 195	$ 403

The purpose of the table above is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.
This Example should not be considered a representation of future expenses, and the Fund’s actual expenses may be more or less than those shown.
For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses.”

Purpose of Fee Table , Note [Text Block]		This table describes the fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. Fees and expenses of any wholly-owned subsidiaries (Subsidiaries) of the Fund are included in the table. The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 Shares.
Basis of Transaction Fees, Note [Text Block]		(fees paid directly from your investment)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies
Investment Objectives
The Fund’s primary investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund’s investment objectives may be changed by the Board without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives. You should carefully consider the risks of investing in the Fund. See “Risks.”
Investment Policies of the Fund
The Fund seeks to achieve its investment objectives by dynamically allocating its assets across opportunities primarily presented by credit-related instruments of public and private issuers which operate in a variety of industries and geographic regions located throughout the world depending on current market conditions and the Fund's outlook over time. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in credit-related instruments and in derivatives that have economic characteristics and provide investment exposure similar to credit-related instruments. For purposes of the Fund’s 80% investment policy, credit-related instruments include, but are not limited to: (i) senior secured floating rate and fixed rate loans (“Senior Loans”), including loans originated directly or indirectly by the Fund; (ii) second lien, subordinated, mezzanine or unsecured floating rate and fixed rate loans; (iii) other fixed rate or floating rate debt obligations, including high-yield bonds; (iv) preferred securities; (v) structured products; and (vi) asset-based loans. Credit-related instruments include both public and private market issuances. “Structured products” include credit-linked notes, collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other structured finance or securitized obligations. “Asset-based loans” are loans by the Fund that are secured by specified assets of the relevant borrower, such as accounts receivable, inventory, equipment, intellectual property rights, royalties or securities or other financial assets. In these lending arrangements, the amount of credit available to a borrower is frequently determined by reference to a “borrowing base,” which generally equals the aggregate value of the assets securing the loan that meet specified eligibility criteria multiplied by an advance rate. The Fund’s asset based lending arrangements may include loans secured by royalties, equipment leasing, litigation finance, real assets, insurance solutions, and specialty finance solutions, among other assets. The Fund may invest in swaps, including credit default swaps, total return swaps, index swaps and interest rate swaps and forward foreign currency contracts.
Derivatives and other instruments that provide investment exposure to the investments that are subject to the 80% investment policy stated above and derivatives that provide investment exposure to one or more market risk factors associated with such investments may be included in the Fund's 80% investment policy.
The Fund also may invest up to 20% of its total assets in equity securities, including common stocks, rights and warrants.
The Fund may originate Senior Loans and other loans directly with a borrower, or indirectly through investments in one or more wholly-owned subsidiaries of the Fund (each, a “Subsidiary”). The Fund may originate loans in order to obtain exposure to middle market loan transactions, which are lending arrangements provided to middle market companies that, due to their size, may not otherwise be able to obtain credit in the broadly syndicated bank loan market typically available to larger companies. Middle market lenders may include business development companies (BDCs), finance companies, debt funds or mezzanine loan providers located throughout the world. Such loans will generally be first or second lien loans. Such borrowers may have credit ratings that are determined by one or more nationally recognized statistical rating organizations (“NRSROs”) to be below investment grade (or, in the case of unrated borrowers, determined by the applicable Investment Manager to be comparable to borrowers rated below investment grade). The loans the Fund originates may vary in maturity and/or duration. The Fund is not limited in the size or type of loans it may originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade (or unrated but deemed to be of comparable quality), other than pursuant to any applicable law.
Currently, the Fund participates in direct lending opportunities through its indirect wholly-owned subsidiary, Invesco Dynamic Credit Opportunities Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Fund owns all beneficial and economic interests in Invesco Dynamic Credit Opportunities Loan Origination Trust (the “Loan Origination Trust”), a Massachusetts business trust, which in turn owns all beneficial and economic interests in the LLC.
The Fund may also invest a portion of its assets indirectly through one or more other wholly-owned subsidiaries organized as a Delaware limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes (each, a “Blocker Subsidiary,” and together, the “Blocker Subsidiaries”). The Fund may employ a Blocker Subsidiary if it believes it is desirable to do so to comply with the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, such as in connection with equity interests in operating partnerships that may be received as a result of restructurings of its loan and other debt holdings.
The Fund may co-invest with certain other persons, including certain affiliates of the Investment Managers and/or certain funds managed and controlled by the Investment Managers or their respective affiliates, subject to certain terms and conditions outlined in Exemptive Orders granted to the Investment Managers by the SEC. The Fund may co-invest with such other persons in Senior Loans and other loans, including loans directly originated by the Fund and such other persons, all in accordance with the terms and conditions of the Exemptive Orders and related compliance policies.
The Fund may invest, without limitation, in loans and securities rated below investment grade (that is, rated Ba or lower by Moody’s or BB or lower by S&P), which are commonly referred to as “junk” securities. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations, including specific loans or securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. The Fund may also invest in unrated loans and securities determined by the applicable Investment Manager to be of comparable quality to loans or securities rated below investment grade.
The Fund’s investments may be issued by non-stressed, stressed and distressed issuers, including issuers in bankruptcy. “Distressed issuers” generally refers to those issuers that are currently unable to service their debt and thus, have entered into default, bankruptcy or are likely to do so. “Stressed issuers” generally refers to those issuers that the market expects to be “distressed” in the near future. “Non-stressed issuers” are those issuers that generally are performing and currently not undergoing the same financial experiences as stressed issuers and distressed issuers. Credit-related instruments that are or become stressed or distressed generally trade at prices below par, thus creating opportunities for capital appreciation (or loss) as the values of such instruments change over time.
Under normal market conditions, the Fund will not invest more than 20% of its total assets in obligations not making current interest and principal payments when due.
From time to time, the Fund may also invest in short-term debt securities such as U.S. government securities, commercial paper and other money market instruments and cash equivalents. The Fund may invest without limitation in obligations for which there is no readily available trading market or which are otherwise illiquid, including securities that are unregistered under the Securities Act of 1933, as amended, or are resalable only pursuant to Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund will invest in obligations of U.S. and non-U.S. issuers and such obligations may be U.S. dollar denominated as well as non-U.S. dollar denominated. Under normal market conditions, the Fund expects to invest in issuers located anywhere in the world.
The Fund may invest in credit-related instruments of any maturity or duration, and the Fund will not be managed to target a specific maturity or duration. However, given the nature of the Fund’s portfolio, the Fund’s portfolio generally is expected to have a low average duration (generally, four years or less). “Maturity” is a certain date upon which a borrower is required to repay the outstanding principal amount of a debt obligation, along with any applicable interest. “Duration” is a measure of the price volatility of a security as a result of changes in market rates of interest, based on the weighted average timing of a security’s expected principal and interest payments.
Portfolio Contents
The Fund’s investments (primarily in credit-related investments) may be all or substantially all in investments that are generally considered to have a credit quality rated below investment grade by an NRSRO or unrated securities that are deemed to be of comparable quality. Below investment grade securities (that is, securities rated Ba or lower by Moody’s or BB or lower by S&P) are commonly referred to as “junk” securities and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Generally, lower- grade securities provide a higher yield than higher- grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Lower-grade securities are more susceptible to non-payment of interest and principal and default than higher-grade securities. Adverse changes in the economy or to the individual issuer often have a more significant impact on the ability of lower- grade issuers to make payments, meet projected goals or obtain additional financing. When an issuer of such securities is in financial difficulties, the Fund may incur additional expenditures or invest additional assets in an effort to obtain partial or full recovery on amounts due. Some of the securities held by the Fund, which may not be paying interest currently or may be in payment default, may be comparable to securities rated as low as C by Moody’s or CCC or lower by S&P. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal.
While all credit-related investments tend to fluctuate inversely with changes in interest rates, the prices of lower- grade securities generally are less sensitive to changes in interest rates and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher- grade securities. A projection of an economic downturn, for example, could cause a decline in prices of lower-grade securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its securities or obtain additional financing when necessary. A significant increase in market interest rates or a general economic downturn could severely disrupt the market as well as the market values of such securities. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates. Therefore, the net asset value of the Fund’s Shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust (which is most often quarterly, but may be monthly, every six months, or some other period), the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset value of the Fund’s Shares to fluctuate. In addition, falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline.
Lower-grade securities also often experience more volatility in prices than higher-grade securities. The secondary trading market for lower-grade securities may be less liquid than the market for higher-grade securities. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The market for lower-grade securities also may have less information available, further complicating evaluations and valuations of such securities and placing more emphasis on the Investment Managers’ experience, judgment and analysis than higher-grade securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of securities rated below investment grade and unrated securities especially in a market characterized by a low volume of trading.
The Fund may invest in the loans and other debt obligations of stressed, distressed and bankrupt issuers, including obligations that are in covenant or payment default. Credit securities that are or become stressed or distressed generally trade at prices below par, thus creating opportunities for capital appreciation (or loss) as the values of such securities change over time. Such obligations are subject to a multitude of legal, industry, market, economic and governmental forces that make analysis of these companies inherently difficult. The Investment Managers rely on company management, outside experts, market participants and personal experience to analyze potential investments for the portion of the Fund’s portfolio managed by each. There can be no assurance that any of these sources will provide credible information, or that the analysis of the Investment Managers will produce conclusions that lead to profitable investments for the respective portion of the Fund’s portfolio managed by each. Obligations of stressed, distressed and bankrupt issuers generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings or result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
There are a number of significant risks inherent in the bankruptcy process. Many events in a bankruptcy are the product of contested matters and adversary proceedings and are beyond the control of the creditors. There can be no assurance that a bankruptcy court would not approve actions that would be contrary to the interests of the Fund. A bankruptcy filing by an issuer may cause such issuer to lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity and its liquidation value may be less than its value was believed to be at the time of investment. In addition, the duration of a bankruptcy proceeding is difficult to predict and as such, a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court and until it ultimately becomes effective. The administrative costs in connection with a bankruptcy proceeding are frequently high and would be paid out of the debtor’s estate prior to any return to creditors. Further, in the early stages of the bankruptcy process it is often difficult to estimate the extent of any contingent claims that might be made and as such, there exists the risk that the Fund’s influence with respect to the class of obligations it owns can be lost by increases in the number and amount of claims in that class or by different classification and treatment. A creditor, such as the Fund, can also lose its ranking and priority if it is determined that such creditor exercised “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions. In addition, certain claims have priority by law, such as claims for taxes, which may be substantial and could affect the ability of the Fund to be repaid.
In any investment involving stressed and distressed debt obligations, there exists the risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations. Furthermore, if an anticipated transaction does not occur, the Fund may be required to sell its investment at a loss.
The Fund may sell investments without regard to the length of time they have been held to take advantage of new investment opportunities, when an Investment Manager believes the potential for high current income or capital appreciation has lessened, or for other reasons. Reallocation of investments among different categories of investments at different points in the credit cycle in accordance with the Fund’s dynamic credit strategy may increase portfolio turnover. The Fund’s portfolio turnover rate may vary from year to year. Under normal market conditions, the Fund generally expects its portfolio turnover to be less than 100%. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The portfolio turnover rate will not be a limiting factor, however, if an Investment Manager considers portfolio changes appropriate.
Senior Loans and other Loans. Senior Loans are business loans made to borrowers that may be corporations, partnerships or other entities that operate in a variety of industries and geographic regions. Senior Loans generally are negotiated between a borrower and several financial institution lenders represented by one or more lenders acting as agent of all the lenders. Senior Loans hold (or in the judgment of the applicable Investment Manager, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. The Fund may act as one of the group of original lenders originating a Senior Loan, may purchase assignments of portions of Senior Loans from third parties and may invest in participations in Senior Loans. The Fund will only acquire participations if the lender selling the participation and any other persons positioned between the Fund and the lender has, at the time of investment, outstanding debt or deposit obligations rated investment grade by a rating agency or that are determined to be of comparable quality and has entered into an agreement which provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Fund.
The Fund generally acquires Senior Loans of borrowers that, among other things, in the applicable Investment Manager’s judgment, can make timely payments on their Senior Loans and that satisfy other credit standards established by the Investment Manager. The Fund may invest in Senior Loans secured by specific assets of the borrower, and may also invest in loans that are not secured by specific collateral. The Fund may purchase and retain in its portfolio Senior Loans of borrowers that have filed for protection under the federal bankruptcy laws or that have had involuntary bankruptcy petitions filed against them by creditor.
The Fund generally invests in a Senior Loan if, in the applicable Investment Manager’s judgment, the borrower can meet its payment obligations. The Investment Manager performs its own independent credit analysis of the borrower in addition to utilizing information prepared and supplied by the agent or other lenders with respect to the portion of the Fund’s portfolio managed by each. The Fund generally acquires a collateralized Senior Loan if the Investment Manager believes that the collateral coverage equals or exceeds the outstanding principal amount of the Senior Loan. The Investment Manager continues to monitor a borrower on an ongoing basis for so long as the Fund continues to own the Senior Loan.
There is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund’s investments. There is no limit on the percentage of the Fund’s assets that may be invested in Senior Loans that are rated below investment grade or that are unrated but deemed to be of comparable quality.
Certain of the loans, loan participations or assignments acquired by the Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. Such an obligation may have the effect of requiring the Fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
Over time, the customary terms of loans have evolved such that they are no longer accompanied by various restrictive covenants in favor of the investor which had historically accompanied most loans. The new and/or restructured loans in which the Fund may invest have varied terms and conditions, but generally contain few or no financial maintenance covenants. “Financial maintenance covenants” are those that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. In the event of financial deterioration on the part of the borrower, these covenants are included to permit the lenders to renegotiate the terms of the loan, such as increasing the borrowing costs to the borrower, or to take other actions which would improve the position of the lender.
Asset-Based Loans. The Fund may invest in (or originate) asset-based loans of private and public companies, which are loans that are backed by assets of the relevant borrower. These loans are underwritten on an asset value basis, often in addition to the borrower’s cash flow. Collateral for these loans may include hard assets and/or financial assets, including royalties, equipment leasing, litigation finance, real assets, insurance solutions, and specialty finance solutions, among other assets. These investments may include corporate, residential, commercial, consumer, infrastructure, or portfolio finance lending. Examples of asset-based loans may include: general corporate financing, real estate loans, transportation loans, equipment loans, auto loans, healthcare loans, power or utilities loans, or corporate credit loans. These loans may include secured loans, unsecured loans, securitized portfolios of receivables, secured credit backed by physical assets, and other credit-related investments. The Fund’s investments in asset-based loans may be in any country or region throughout the world. The Fund may gain investment exposures either directly or through a wholly-owned subsidiary.
Structured Products and Derivatives. The Fund also may invest in structured products, including CDOs, CBOs, CLOs, structured notes, credit- linked notes and other types of structured products. CDOs, CBOs and CLOs are types of asset-backed securities issued by special purpose vehicles created to reapportion the risk and return characteristics of a pool of assets. A credit-linked note is a derivative instrument that is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation).
The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use credit default index swaps to hedge credit risk or take a position on a basket of credit entities: total return swaps to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures, to increase or reduce exposure to interest rate changes. The Fund can also use currency futures to hedge against adverse movements in or to increase or decrease its exposure to foreign currencies.
The Fund can engage in foreign currency transactions either on a spot basis or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency.
Preferred Securities. Preferred securities are a type of hybrid financial instrument that has features of both equity and debt. They typically provide fixed dividend payments to investors, similar to interest on bonds, and may take precedence over common securities in the event of an issuer's liquidation, although they may be subordinated to to bonds and other debt instruments in an issuer's capital structure. However, unlike bonds, preferred securities generally do not have a maturity date and may not offer voting rights.
Co-Investment. The Fund may co-invest with certain other persons, including certain affiliates of the Investment Managers and certain funds managed and controlled by the Investment Managers and their respective affiliates, subject to certain terms and conditions outlined in Exemptive Orders granted to the Investment Managers by the SEC. The Fund may co-invest with such other persons in Senior Loans and other loans, including loans directly originated by the Fund and such other persons, all in accordance with the terms and conditions of the Exemptive Orders and related compliance policies.
Other Investments
Securities of Other Investment Companies. The Fund may invest its assets in securities of other open- and closed-end investment companies, including affiliated registered investment companies to the extent permitted by the 1940 Act. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s investment advisory and other fees and expenses with respect to assets so invested. Holders of Common Shares will therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies. Expenses will be taken into account when evaluating the merits of such investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to stockholders will tend to fluctuate more than the yield generated by unleveraged securities.
Investment companies may have investment policies that differ from those of the Fund.
Rule 12d1-4 allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. (This requirement does not apply when the acquiring fund’s investment adviser acts as the acquired fund’s investment adviser and does not act as sub-adviser to either fund.)
Zero Coupon Bonds. Certain debt obligations purchased by the Fund may take the form of zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a deep discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater market risk and credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on any of these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments or borrow money, including when it may not be advisable to do so, to make income distributions to its stockholders.
Repurchase Agreements and Reverse Repurchase Agreements. The Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn incremental income on temporarily available cash which would otherwise be uninvested. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy.
For the purpose of investing in repurchase agreements, the applicable Investment Manager may aggregate the cash that certain funds advised or subadvised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Fund than would be available to the Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.
Repurchase agreements are required to be fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying collateral securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government and its agencies or instrumentalities) may have maturity dates exceeding one year.
The Fund may borrow through entering into reverse repurchase agreements under which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
When Issued and Delayed Securities. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues to the Fund on securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.
Restricted and Exempt Securities. The Fund may invest without limitation in obligations for which there is no readily available trading market or which are otherwise illiquid, including securities that are unregistered under the Securities Act of 1933, as amended, or are only resalable pursuant to Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund has no liquidity limitation or restriction; thus, some or all of the Fund investments may be in illiquid securities. At times, restricted securities, as well as other securities in which the Fund may invest, may be deemed illiquid. Investments in illiquid securities tend to restrict the Fund’s ability to dispose of instruments in a timely fashion and restrict the Fund’s ability to take advantage of market opportunities.
Warrants. Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant.
Warrants have a subordinate claim on a borrower’s assets compared with Senior Loans. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of Senior Loans and this may increase the volatility of the Fund’s net asset value.
Temporary Investments. During periods in which the Fund believes that changes in economic, financial or political conditions make it advisable to do so, the Fund may, for temporary defensive purposes, reduce its primary investment holdings and invest in certain short-term (less than one year to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash. The short-term and medium-term debt securities in which the Fund may invest consist of (i) obligations of the U.S. government, its agencies or instrumentalities; (ii) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of U.S. or foreign banks denominated in any currency; (iii) floating rate securities and other instruments denominated in any currency issued by various governments or international development agencies; (iv) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. or foreign corporations; and (v) repurchase agreements with banks and broker-dealers with respect to such securities. The Fund intends to invest for temporary defensive purposes only in short-term and medium-term debt securities that the Fund believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal. In taking such defensive position, the Fund temporarily would not be pursuing and may not achieve its investment objectives.
Investment Process
In selecting investments for the Fund, the portfolio managers evaluate overall investment opportunities and risks among the types of investments the Fund can hold. They analyze the credit standing and risks of the instruments they are considering for the Fund’s portfolio. They evaluate information about borrowers from their own research or research supplied by rating organizations, agent banks or other sources. The portfolio managers consider many factors, including, among others:
•the borrower’s past and expected future financial performance;
•the experience and depth of the borrower’s management;
•the status of the borrower’s industry and its position in that industry;
•the collateral for the loan or other debt security;
•the borrower’s assets and cash flows; and
•for investments in stressed and distressed issuers, the portfolio managers evaluate the potential for the financial health of the issuer to improve and/or the ability to restructure the issuer’s debt obligations, either within or outside of a court-administered bankruptcy or insolvency proceeding, and the associated potential for capital appreciation.
There can be no assurance that the portfolio managers’ analysis will identify all of the factors that may impair the value of a Senior Loan or other investment.

Risk Factors [Table Text Block]
Risks
As with any investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.
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Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the armed conflicts between Russia and Ukraine in Europe and among various countries, paramilitary organizations, and other armed political actors in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
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Recent Publicity Regarding Private Credit Strategies. In recent periods there has been negative publicity with respect to the broader private credit industry and funds employing private credit strategies. This negative publicity has coincided with increased investor repurchase requests across certain funds employing private credit strategies that conduct periodic repurchase offers, including closed-end interval funds (like the Fund) and business development companies. If a trend of increased investor repurchase requests persists, funds facing elevated repurchase requests may determine to sell their investments to generate liquidity, which could place downward pressure on the market value of certain investments held by those funds. Negative publicity, whether or not substantiated, could also heighten scrutiny on the Fund and the businesses of the Investment Managers, encourage litigation and regulatory inquiries, harm the reputation of the Fund or Investment Managers or adversely affect the sale of the Fund's shares.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds, which may cause the Fund to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Fund may be unable to obtain full recovery on such amounts.
Unrated Securities Risk. An Investment Manager may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Investment Manager’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Investment Manager to be comparable to rated investment-grade or below-investment-grade securities. The Investment Manager’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price and may be more difficult to value.
In evaluating the credit quality of a particular security, whether rated or unrated, the Investment Manager will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Investment Manager will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Senior Loans and Other Loans Risk. There are a number of risks associated with an investment in Senior Loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by, and is sensitive to, changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
In addition to the risks typically associated with debt securities, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate or take possession of. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. Additionally, valuation of Senior Loans may require greater research due to limited public information available and elements of judgment may play a greater role in valuation since there may be a lack of objective data available. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates.
Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. A limited availability of loans could reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease. Due to the possible limited availability of loans in the market at a given time in which the Fund can invest, there is a risk that the Fund may not be able to invest a sufficient amount in loans at all times to meet its 80% asset investment requirement (including borrowings for investment purposes).
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower. The terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Covenant Lite Loans Risk. Because covenant lite loans contain few or no financial maintenance covenants, covenant lite loans may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle.
Risk of Second Lien or Other Subordinated or Unsecured Loans or Debt. Second lien or other subordinated or unsecured loans or debt generally are subject to similar risks associated with investments in Senior Loans. Because second lien or other subordinated or unsecured loans or debt are lower in priority of payment to Senior Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral.
Asset-Based Lending Risk. Asset-based loans are subject to the risks described under “Senior Loans and Other Loans Risk.” Additionally, because these loans are secured by the assets of the relevant borrower, the Fund may be exposed to greater risks than if the loan were secured solely by the borrower’s cash flow. The value and liquidity of the assets that serve as collateral to the loan can fluctuate significantly due to market conditions, operational risks, or borrower mismanagement. The collateral may be illiquid. Additionally, the Fund may have difficulty receiving or liquidating the collateral in the event of a default by the borrower on the loan. Issues related to lien perfection or competing creditor claims can also impair recovery by the Fund of any collateral in the event of a default by the borrower. The Fund may become subject to risks associated with the industry in which the borrower operates. These risks could lead to partial or complete loss on individual loan investments.
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer. Compared to higher quality debt securities, high yield debt securities are more likely to be unsecured and are more likely to be subordinated to other creditors' claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities, and the use of credit ratings to select high yield debt securities can involve certain risks. For example, credit rating agencies may fail to change ratings in a timely fashion to reflect events since the security was last rated.
In addition, the values of junk bonds often fluctuate more in response to issuer, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at an acceptable price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular high yield security. There are fewer dealers in the market for high yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality securities.
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Price Arbitrage Risk. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of Fund shares held by other shareholders.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Private Markets Risk. Investing in privately issued securities of public and private companies involves a high degree of business and financial risk and can result in substantial or complete losses. Privately held companies are not subject to Securities and Exchange Commission reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. Investments in companies that do not publicly report financial and other material information may involve a greater degree of investment risk and reliance upon an Investment Manager's ability to obtain and evaluate applicable information concerning such companies’ business, financial condition, creditworthiness and other investment considerations. Certain private investments may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private debt securities generally are of below-investment-grade quality, frequently are unrated and present many of the same risks as investing in below-investment-grade public debt securities. Private debt investments also are subject to interest rate risk, income risk, prepayment or call risk, credit risk, liquidity risk and valuation risk.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred securities. Preferred securities may be less liquid than many other types of securities, such as common stock, and generally provide no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred securities generally pay dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred securities to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred securities in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, preferred securities’ quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of preferred securities may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Fund’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment.
Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Dividend payments on a preferred security typically must be declared by the issuer’s board of directors, unlike interest payments on debt securities. However, an issuer’s board of directors generally is not under any obligation to declare a dividend for an issuer (even if such dividends have accrued). If an issuer of preferred securities experiences economic difficulties, those securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Financial Services Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, and thereby cause certain financial services companies to incur large losses. Certain financial services companies have experienced a decline in the valuation of their assets and even ceased operations.
Interest Rate Risk. Interest rate risk is the risk that rising interest rates will cause the values of the Fund’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.
Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.
Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or “call” their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
Loan Origination Risks. In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/ or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Fund performance.
Loan Collateral Valuation Risk. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan.
There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company that the Fund funds, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund or its affiliates to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan.
Financial Leverage Risk. The Fund is authorized to utilize financial leverage to the maximum extent allowable under the 1940 Act. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the Common Shares, including that the costs of the financial leverage exceed the income from investments made with such leverage, the higher volatility of the net asset value of the Common Shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the Common Shareholders. The Fund’s use of leverage also may impair the ability of the Fund to maintain its qualification as a regulated investment company for federal income tax purposes.
As long as the Fund is able to invest the proceeds of any financial leverage in senior loans or other investments that provide a higher net return than the current cost of such financial leverage (i.e., the current interest rate on any borrowing or dividend rate of any preferred shares after taking into account the expenses of any borrowing or preferred shares offering) and the Fund’s operating expenses, the effect of leverage will be to cause the Common Shareholders to realize a higher current rate of return than if the Fund were not leveraged. However, if the current costs of financial leverage were to exceed the return on such proceeds after expenses (which the Adviser believes to be an unlikely scenario), the Common Shareholders would have a lower rate of return than if the Fund had an unleveraged capital structure.
During any annual period when the Fund has a net payable on the interest due on borrowings or the dividends due on any outstanding preferred shares, the failure to pay on such amounts would preclude the Fund from paying dividends on the Common Shares. The rights of lenders to the Fund to receive interest on and repayment of principal on any borrowings will be senior to those of the holders of the Common Shares, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to holders of Common Shares in certain circumstances, and may require the Fund to pledge assets to secure such borrowing. Further, the terms of such borrowing may, and the 1940 Act does (in certain circumstances), grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In addition, under the 1940 Act, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration and after deducting the amount of such dividend or distribution, the Fund is in compliance with the asset coverage requirements of the 1940 Act. Such prohibition on the payment of dividends or distributions might impair the ability of the Fund to maintain its qualification as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible, to repay borrowings or repurchase any outstanding preferred securities from time to time if necessary, which may involve the payment by the Fund of a premium and the sale by the Fund of portfolio securities at a time when it may be disadvantageous to do so, to maintain compliance with such asset coverage requirements.
Subject to the restrictions of the 1940 Act, the Fund may “releverage” through incurrence of new borrowing, or the reissuance of preferred shares and in connection with which the Fund, and indirectly the Common Shareholders, would incur the expenses of such releveraging. Any borrowing will likely rank senior to or pari passu with all other existing and future borrowings of the Fund. Interest payments and fees incurred in connection with borrowings will reduce the amount of net income available for payment to Common Shareholders.
The Fund may in the future issue preferred shares as a form of financial leverage. Any such preferred shares of the Fund would be senior to the Fund’s Common Shares, such that holders of preferred shares would have priority over the distribution of the Fund’s assets, including dividend and liquidating distributions. It is presently believed that any such preferred shares of the Fund would not be listed on any exchange and would be bought and sold in auctions through participating broker- dealers. The issuance of preferred shares may subject the Fund to, among other things, (i) more stringent asset coverage provisions, (ii) restrictions on certain investment practices and (iii) the imposition of certain minimum issue size, issuer geographical diversification and other requirements for determining portfolio assets that are eligible for computing compliance with their asset coverage requirements in connection with an investment grade rating for such preferred shares from one or more nationally recognized statistical rating shares by the Fund entails certain initial costs and expenses and certain ongoing administrative and accounting expenses, as well as costs of interest payments and dividends on the leverage. Fees based on the net assets of the Fund (such as the Fund’s advisory and administrative fees) will not increase by adding leverage to the Fund. Certain other expenses of the Fund (such as custodian fees or portfolio transaction-related costs, which generally increase with any increase in the amount of assets managed by the Fund) are expected to marginally increase by adding leverage to the Fund. All of these costs and expenses will be borne by the Fund’s Common Shareholders and will reduce the income or net assets available to Common Shareholders. If the Fund’s current investment income were not sufficient to meet interest expenses on any borrowing or dividend requirements on any preferred shares, the Fund might have to liquidate certain of its investments in order to meet required interest or dividend payments, thereby reducing the net asset value attributable to the Fund’s Common Shares. If there are preferred shares issued and outstanding, holders of the preferred shares will elect two Trustees. In addition, the terms of any preferred shares or borrowing may entitle holders of the preferred shares or lenders, as the case may be, to elect a majority of the Board of Trustees in certain other circumstances.
The Fund may be converted to an open-end investment company only upon approval by the Board of Trustees followed by the approval of shareholders as required by the 1940 Act. Among other things, conversion of the Fund to an open-end investment company would require the redemption of all outstanding preferred shares and could require the repayment of borrowings, which would eliminate the leveraged capital structure of the Fund with respect to the Common Shares.
Certain other practices in which the Fund may engage, including entering into reverse repurchase agreements and investing in derivatives, such as swaps, may also be considered leverage and subject to the Fund’s leverage policy.
Regulatory Risk. Various state licensing requirements could apply to the Fund with respect investments in, or the origination and servicing of loans and similar assets. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Fund’s (or its Subsidiary’s) or Investment Managers' license, as applicable, which in turn could require the Fund to divest assets located in or secured by real property located in that state. To the extent the Fund (or its Subsidiary) obtains licenses or is required to comply with related regulatory requirements, the Fund could be subject to increased costs and regulatory oversight by governmental authorities, which may have an adverse effect on its results or operations.
Subsidiary Risk. By investing through one or more Subsidiaries, if any, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments (which risks are generally the same as the investment risks described in this prospectus applicable to the Fund). Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. However, the Fund will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiaries (if any) and each such Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.
For domestic subsidiaries, investments through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
Investments in Middle-Market Companies. Investments in middle-market companies may entail greater risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.
Conflicts of Interest Risk Related to Co-Investing. The Investment Managers and certain of its affiliates may experience conflicts of interest in connection with co-investment transactions. The Exemptive Orders impose various conditions on the Fund and the Investment Managers intended to ensure that any co-investment transactions are done in a fair and equitable manner. However, conflicts may nonetheless arise, including, but not limited to, the following:
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The Investment Managers may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment
Managers may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Managers might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.
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By reason of the various activities of the Investment Managers and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Although defaulted securities can offer significant potential for higher returns or for an exchange offer for other securities that offer this potential, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer. The Fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
The risk also applies to investments in loans to bankrupt companies.
Distressed Debt Securities Risk. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Foreign Investment Risk. Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities, and foreign securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers.
Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Each country has different laws specific to that country that impact investment, which may increase the risks to which investors are subject. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country.
To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Investing in Stocks Risk. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock.  Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to rise and fall when the value of the underlying common stock rises and falls. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.
Warrants, Equity Securities and Junior Debt Securities of the Borrower Risk. Warrants, equity securities and junior debt securities have a subordinate claim on a Borrower’s assets as compared with Senior Loans. As a result, the values of warrants, equity securities and junior debt securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may increase the volatility of the Fund’s net asset value. Additionally, warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be illiquid.
Risks of Structured Products. The Fund may invest in structured products, including CDOs, CBOs, CLOs, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer or the entity that sold assets to the special purpose trust. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. When investing in structured products, it is impossible to predict whether the underlying index or prices of the underlying securities will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
CBOs, CLOs and other CDOs are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to be considered liquid in some circumstances. In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDOs are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Investments in structured notes involve risks including income risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Asset-Backed Securities Risk. Asset-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Asset-backed securities also are subject to extension risk. A rise in interest rates could reduce the rate of prepayments and extend the life of the asset-backed securities, causing the price of the asset-backed securities and the Fund’s share price to fall.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Fund would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund's holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward foreign currency contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Federal Income Taxation” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Litigation Risk. From time to time, the Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects the Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by the Fund or adversely affect the value of the Fund’s shares.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the investments that the Fund holds are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market fluctuations, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service, dealers or an Investment Manager (other than the Adviser) to assist with valuing securities at their fair market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A significant amount of the Fund's investments are expected to be in investments that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser (who may consider, as one input among others, certain procedures performed by an Investment Manager other than the Adviser or one or more independent valuation firms, if any). In connection with that determination, valuations will be prepared using inputs from the sponsor in the case of a sponsor-managed structured and/or securitized product or vehicle. The Adviser may also consider preliminary valuations obtained from independent valuation firms and/or proprietary models depending on the availability of information on the Fund's assets and the type of asset being valued, all in accordance with the Fund's valuation policy. The ability to value investments may also be impacted by technological issues and/or errors by independent valuation firms or other third-party service providers.
Because fair values, and particularly fair values of private investments, are inherently uncertain, may fluctuate over short periods of time, and are often based to a large extent on estimates, comparisons and qualitative evaluations of private information, the Fund's determinations of fair value may differ materially from the values that would have been determined if a ready market for these securities existed. There can be no assurance that valuation decisions with respect to an investment will represent the value realized by the Fund on the eventual disposition of such investment or that would, in fact, be realized upon an immediate disposition of such investment on the date of its valuation.
The value at which the Fund's investments can be sold may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of the sales may also affect the values obtained on the sales. The Fund invests a significant amount of its assets in private assets for which no public market exists. In addition, the Fund's compliance with the asset diversification tests under the Internal Revenue Code depends on the fair market values of the Fund's assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. To the extent that the investments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund's shares trade is open, there are likely to be deviations between the current price of such investment and the last quoted price for the investment (i.e., the Fund's quote from the closed foreign market).
The Fund's net asset value is a critical component in several operational matters including computation of the management fee payable by the Fund, and determination of the price at which the shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.
As noted above, the Adviser expects to receive information for the Fund's investments in certain assets which it may use to calculate the Fund's net asset value on a monthly or quarterly basis, often on a significant delay. The Adviser generally does not expect to receive updated information from the sponsors or issuers more frequently. As a result, the Fund's net asset value attributable to such investments, may be based on portfolio company information from the prior month or quarter. The Fund may need to sell certain investments in order to maintain sufficient liquidity in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund's investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund's investments could potentially disadvantage shareholders whose shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund's investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund's investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors.
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Conflicts of Interest Created by Valuation Process for Certain Portfolio Holdings. The Fund's portfolio investments may include loans that are not publicly traded and for which no market based price quotation is available. As a result, the fair value of these loans will be determined in good faith in accordance with the valuation policy approved by the Board and related procedures. In connection with that determination, investment professionals from the Adviser may provide input regarding valuations based upon the most recent portfolio company financial statements available and projected financial results of each portfolio company. The participation of the Adviser's investment professionals in the Fund's valuation process could result in a conflict of interest as the Adviser's management fee is based, in part, on the value of the Fund's assets.
Management Risk. The Fund is actively managed and depends heavily on the Investment Managers' judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Investment Managers' investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Investment Managers in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Other Risks Relating to the Fund
Key Personnel Risk. The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of its investment professionals, could have a material adverse effect on the Fund’s ability to achieve its investment objectives. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and the information generated therefrom.
Shares Not Listed; No Market for Shares. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.
Closed-end Interval Fund; Liquidity Risks. The Fund is a diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Competition for Investment Opportunities. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.
“Best-Efforts” Offering Risk. This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Private Credit Risk. The Fund intends to obtain exposure to select less liquid or illiquid private credit investments. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies. See also “Risk—Market Risk—Recent Publicity Regarding Private Credit Strategies” in this Prospectus.
Inadequate Return Risk. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Limited Network of Broker-Dealer Risk. The Fund’s ability to implement its investment objectives and strategies depends, over the long- term, upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers and financial services firms to sell shares. If the Distributor fails to attract new investments to the Fund at a rate that replaces redemptions by existing shareholders, the Fund’s assets may shrink over time, which could impact the ability of the Adviser to implement the Fund’s investment objectives and strategies. If this were to occur, the value of an investment in the Fund could be adversely affected. In addition, decrease in the assets of the Fund over time may have the effect of increasing the Fund’s expense ratio.
Repurchase Offers Risk. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”
Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s agreement and declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti-Takeover Risk. The Declaration of Trust and Bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that may not be in the best interests of Shareholders.
Conflicts of Interest Risk. The Adviser is an entity in which certain of its officers and the Fund’s Trustees and officers may have indirect ownership and economic interests. Certain of these individuals also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objectives. In addition, certain of the Fund’s officers and Trustees and officers of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with applicable policies and procedures, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including, but not limited to, machine learning technology and generative and agentic artificial intelligence technologies (collectively “AI Technologies”), may adversely impact markets, the overall performance of the Fund's investments, or the services provided to the Fund by its service providers. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate, misleading or biased, leading to adverse effects for the Fund. Additionally, the broader use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.
To the extent the Fund invests in companies that develop, implement, or are otherwise involved in AI Technologies, the Fund may be particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, impediments to technological progress, rapid obsolescence, and government regulation. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid changes to AI Technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
Actual usage of AI Technologies by the Fund’s service providers and issuers in which the Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Fund’s investment adviser, sub-adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.
Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Fund’s service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Fund and its shareholders could be negatively impacted as a result.
The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.
Risks Relating to Fund’s RIC Status. Although the Fund intends to elect and qualify each year to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.
RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments may require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gains or losses on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than they would have in the absence of such transactions.

Effects of Leverage [Text Block]
Effects of Leverage
Assuming an interest rate of 6.10% (which is the rate of the Fund's and the LLC's consolidated outstanding borrowings as of February 28, 2026) and the use of leverage in an amount equal to 27.07% of the combined total assets of the Fund and the LLC (as of February 28, 2026), the incremental income generated by the Fund's portfolio (net of estimated expenses including expenses related to the use of leverage) must exceed approximately 4.19% to cover such interest expense. These numbers are merely estimates used for illustration. The amount of leverage used by the Fund and the LLC as well as actual interest expenses on the Fund's and the LLC's outstanding borrowings may vary and may be higher or lower than the above estimates.
The following table is designed to illustrate the effect on return to a holder of the Fund's Shares of the leverage created by the Fund's use of borrowing, on a consolidated basis, using the weighted average interest rate of 6.10%, (which is the rate of the consolidated outstanding borrowings as of February 28, 2026 as noted above, however, the consolidated outstanding borrowings are subject to a variable interest rate and may change up or down over time) assuming the Fund and the LLC have used leverage by borrowing an amount equal to 27.07% of the combined total assets of the Fund and the LLC.
Assumed portfolio total return (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common shareholders	-13.61%	-7.55%	-1.48%	4.58%	10.65%
The chart shows the effect of the Fund's Subsidiaries. See “Investment Policies of the Fund” for more information about the Subsidiaries.
Common Share total return is composed of two elements—the Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the carrying cost of Financial Leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the net investment income it receives on its investments is entirely offset by losses on the value of those investments. This table reflects the hypothetical performance of the Fund’s portfolio and not the performance of the Fund’s Common Shares, the value of which will be determined by market and other factors.

Effects of Leverage [Table Text Block]
Assumed portfolio total return (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common shareholders	-13.61%	-7.55%	-1.48%	4.58%	10.65%

Return at Minus Ten [Percent]		(13.61%)
Return at Minus Five [Percent]		(7.55%)
Return at Zero [Percent]		(1.48%)
Return at Plus Five [Percent]		4.58%
Return at Plus Ten [Percent]		10.65%
Effects of Leverage, Purpose [Text Block]		The following table is designed to illustrate the effect on return to a holder of the Fund's Shares of the leverage created by the Fund's use of borrowing, on a consolidated basis, using the weighted average interest rate of 6.10%, (which is the rate of the consolidated outstanding borrowings as of February 28, 2026 as noted above, however, the consolidated outstanding borrowings are subject to a variable interest rate and may change up or down over time) assuming the Fund and the LLC have used leverage by borrowing an amount equal to 27.07% of the combined total assets of the Fund and the LLC.
Share Price [Table Text Block]
The following table sets forth, for the quarterly periods ending on the dates set forth below, the high and low net asset value per Shares for each class of Shares during such period:

Quarterly Period Ending	Class A		Class AX		Class Y		Class R6
	High	Low	High	Low	High	Low	High	Low
March 31, 2026	$ 10.39	$ 10.00	$ 10.39	$ 9.99	$ 10.40	$ 10.01	$ 10.40	$ 10.00
December 31, 2025	$ 10.74	$ 10.36	$ 10.73	$ 10.36	$ 10.75	$ 10.37	$ 10.74	$ 10.37
September 30, 2025	$ 10.78	$ 10.60	$ 10.77	$ 10.59	$10.78	$ 10.60	$ 10.78	$ 10.60
June 30, 2025	$ 10.82	$ 10.56	$ 10.81	$ 10.55	$ 10.83	$ 10.57	$ 10.82	$ 10.56
March 31, 2025	$ 11.05	$ 10.70	$ 11.04	$ 10.70	$ 11.06	$ 10.71	$ 11.05	$ 10.70
December 31, 2024	$ 11.06	$ 10.93	$ 11.06	$ 10.93	$ 11.07	$ 10.93	$ 11.07	$ 10.94
September 30, 2024	$ 11.01	$ 10.91	$ 11.00	$ 10.90	$ 11.01	$ 10.91	$ 11.01	$ 10.91
June 30, 2024	$ 11.09	$ 10.97	$ 11.09	$ 10.96	$ 11.09	$ 10.97	$ 11.10	$ 10.98
As of May 29, 2026, the net asset value per Class A Shares was $9.66, the net asset value per Class AX Shares was $9.66, the net asset value per Class Y Shares was $9.67, and the net asset value per Class R6 Shares was $9.67.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure
The Fund was organized as a Delaware statutory trust on May 7, 2021, and is governed by a Declaration of Trust (the “Declaration of Trust”).
The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional common shares of beneficial interest. The Declaration of Trust provides that the trustees of the Fund may authorize separate classes of Shares. Each Share represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund.
The Declaration of Trust provides that no shareholder of the Fund shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Fund or any class of Shares. Neither the Fund nor the Trustees, nor any officer, employee, or agent of the Fund shall have any power to bind personally any shareholder or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise. The shareholders shall be entitled, to the fullest extent permitted by applicable law, to the same limitation of personal liability as is extended under the Delaware General Corporation Law to stockholders of private corporations for profit.
The Fund currently offers four classes of Shares, designated as Class A Shares, Class AX Shares, Class Y Shares and Class R6 Shares. The Fund continuously offers its Class A Shares, Class Y Shares and Class R6 Shares through Invesco Distributors, as principal underwriter, and through selected broker-dealers and financial services firms. Class AX Shares of the Fund are closed to new investors. Only investors who have continuously maintained an account in Shares of Invesco Dynamic Credit Opportunities Fund, the Fund’s predecessor fund, prior to the closing of the Reorganization, may continue to make additional purchases in their accounts in Class AX Shares of the Fund. Other classes may be established from time to time in accordance with the provisions of the Declaration of Trust. Each class of Shares of the Fund generally is identical in all respects except that each class of Shares may be subject to its own sales charge or early withdrawal charge schedule and its own distribution and service expenses. Each class of Shares also has exclusive voting rights with respect to its distribution and service fees, if any.
The Declaration of Trust provides that the Board shall have full power and authority, in its sole discretion and without obtaining any prior authorization or vote of the shareholders, to fix or change such preferences, voting powers, rights, and privileges of any class of Shares of the Fund as the Board may from time to time determine; provided, however, that shareholders shall have the power to vote to approve any amendment to the shareholder indemnification provision that would have the effect of reducing the indemnification provided thereby.
Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board of Trustees. The Declaration of Trust also authorizes the Fund to borrow money and in this connection issue notes or other evidence of indebtedness. The terms of any borrowings may limit the payment of dividends to shareholders.
The Fund does not intend to hold annual meetings of shareholders. At meetings, Shares of the Fund entitle their holders to one vote per Share; however, separate votes are taken by each class of Shares on matters affecting an individual class of Shares.
In the event of liquidation of the Fund, the Fund will pay or make reasonable provision to pay all claims and obligations of the Fund, including all contingent, conditional or unmatured claims and obligations known to the Fund, and all claims and obligations which are known to the Fund, but for which the identity of the claimant is unknown, and claims and obligations that have not been made known to the Fund or that have not arisen but that, based on the facts known to the Fund, are likely to arise or to become known to the Fund within 10 years after the date of dissolution of the Fund. Any remaining assets held with respect to the Fund shall be distributed to the shareholders.
Pursuant to the Fund’s Bylaws, all Shares issued by the Fund shall be uncertificated, and no shareholder shall have the right to demand or require that a certificate be issued. The Shares are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the Shares.
The following table sets forth, for the quarterly periods ending on the dates set forth below, the high and low net asset value per Shares for each class of Shares during such period:

Quarterly Period Ending	Class A		Class AX		Class Y		Class R6
	High	Low	High	Low	High	Low	High	Low
March 31, 2026	$ 10.39	$ 10.00	$ 10.39	$ 9.99	$ 10.40	$ 10.01	$ 10.40	$ 10.00
December 31, 2025	$ 10.74	$ 10.36	$ 10.73	$ 10.36	$ 10.75	$ 10.37	$ 10.74	$ 10.37
September 30, 2025	$ 10.78	$ 10.60	$ 10.77	$ 10.59	$10.78	$ 10.60	$ 10.78	$ 10.60
June 30, 2025	$ 10.82	$ 10.56	$ 10.81	$ 10.55	$ 10.83	$ 10.57	$ 10.82	$ 10.56
March 31, 2025	$ 11.05	$ 10.70	$ 11.04	$ 10.70	$ 11.06	$ 10.71	$ 11.05	$ 10.70
December 31, 2024	$ 11.06	$ 10.93	$ 11.06	$ 10.93	$ 11.07	$ 10.93	$ 11.07	$ 10.94
September 30, 2024	$ 11.01	$ 10.91	$ 11.00	$ 10.90	$ 11.01	$ 10.91	$ 11.01	$ 10.91
June 30, 2024	$ 11.09	$ 10.97	$ 11.09	$ 10.96	$ 11.09	$ 10.97	$ 11.10	$ 10.98
As of May 29, 2026, the net asset value per Class A Shares was $9.66, the net asset value per Class AX Shares was $9.66, the net asset value per Class Y Shares was $9.67, and the net asset value per Class R6 Shares was $9.67.
The following table sets forth certain information with respect to the Shares as of February 28, 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund for its Own Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class A Shares	unlimited	0	93,128

Class AX Shares	unlimited	0	13,865,560

Class Y Shares	unlimited	0	78,990

Class R6 Shares	unlimited	0	11,449,622

Security Dividends [Text Block]		Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board of Trustees. The Declaration of Trust also authorizes the Fund to borrow money and in this connection issue notes or other evidence of indebtedness. The terms of any borrowings may limit the payment of dividends to shareholders.
Security Voting Rights [Text Block]	Each class of Shares also has exclusive voting rights with respect to its distribution and service fees, if any.

The Declaration of Trust provides that the Board shall have full power and authority, in its sole discretion and without obtaining any prior authorization or vote of the shareholders, to fix or change such preferences, voting powers, rights, and privileges of any class of Shares of the Fund as the Board may from time to time determine; provided, however, that shareholders shall have the power to vote to approve any amendment to the shareholder indemnification provision that would have the effect of reducing the indemnification provided thereby.
Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board of Trustees. The Declaration of Trust also authorizes the Fund to borrow money and in this connection issue notes or other evidence of indebtedness. The terms of any borrowings may limit the payment of dividends to shareholders.

Security Liquidation Rights [Text Block]		In the event of liquidation of the Fund, the Fund will pay or make reasonable provision to pay all claims and obligations of the Fund, including all contingent, conditional or unmatured claims and obligations known to the Fund, and all claims and obligations which are known to the Fund, but for which the identity of the claimant is unknown, and claims and obligations that have not been made known to the Fund or that have not arisen but that, based on the facts known to the Fund, are likely to arise or to become known to the Fund within 10 years after the date of dissolution of the Fund. Any remaining assets held with respect to the Fund shall be distributed to the shareholders.
Security Preemptive and Other Rights [Text Block]		Common Shareholders have no preemptive right to purchase any preferred shares that might be issued.
Outstanding Securities [Table Text Block]	The following table sets forth certain information with respect to the Shares as of February 28, 2026:
(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund for its Own Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class A Shares	unlimited	0	93,128

Class AX Shares	unlimited	0	13,865,560

Class Y Shares	unlimited	0	78,990

Class R6 Shares	unlimited	0	11,449,622

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.

Market Disruption Risks Related To Armed Conflict Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
■
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example the armed conflicts between Russia and Ukraine in Europe and among various countries, paramilitary organizations, and other armed political actors in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Recent Publicity Regarding Private Credit Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
■
Recent Publicity Regarding Private Credit Strategies. In recent periods there has been negative publicity with respect to the broader private credit industry and funds employing private credit strategies. This negative publicity has coincided with increased investor repurchase requests across certain funds employing private credit strategies that conduct periodic repurchase offers, including closed-end interval funds (like the Fund) and business development companies. If a trend of increased investor repurchase requests persists, funds facing elevated repurchase requests may determine to sell their investments to generate liquidity, which could place downward pressure on the market value of certain investments held by those funds. Negative publicity, whether or not substantiated, could also heighten scrutiny on the Fund and the businesses of the Investment Managers, encourage litigation and regulatory inquiries, harm the reputation of the Fund or Investment Managers or adversely affect the sale of the Fund's shares.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Credits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds, which may cause the Fund to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Fund may be unable to obtain full recovery on such amounts.

Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated Securities Risk. An Investment Manager may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Investment Manager’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Investment Manager to be comparable to rated investment-grade or below-investment-grade securities. The Investment Manager’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price and may be more difficult to value.
In evaluating the credit quality of a particular security, whether rated or unrated, the Investment Manager will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Investment Manager will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.

Senior Loans And Other Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans and Other Loans Risk. There are a number of risks associated with an investment in Senior Loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by, and is sensitive to, changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
In addition to the risks typically associated with debt securities, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate or take possession of. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. Additionally, valuation of Senior Loans may require greater research due to limited public information available and elements of judgment may play a greater role in valuation since there may be a lack of objective data available. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates.
Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. A limited availability of loans could reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease. Due to the possible limited availability of loans in the market at a given time in which the Fund can invest, there is a risk that the Fund may not be able to invest a sufficient amount in loans at all times to meet its 80% asset investment requirement (including borrowings for investment purposes).
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower. The terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Covenant Lite Loans Risk. Because covenant lite loans contain few or no financial maintenance covenants, covenant lite loans may not include terms that permit the lender of the loan to monitor the borrower’s financial performance and, if certain criteria are breached, declare a default, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle.
Risk Of Second Lien Or Other Subordinated Or Unsecured Loans Or Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Risk of Second Lien or Other Subordinated or Unsecured Loans or Debt. Second lien or other subordinated or unsecured loans or debt generally are subject to similar risks associated with investments in Senior Loans. Because second lien or other subordinated or unsecured loans or debt are lower in priority of payment to Senior Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral.
Asset-Based Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Asset-Based Lending Risk. Asset-based loans are subject to the risks described under “Senior Loans and Other Loans Risk.” Additionally, because these loans are secured by the assets of the relevant borrower, the Fund may be exposed to greater risks than if the loan were secured solely by the borrower’s cash flow. The value and liquidity of the assets that serve as collateral to the loan can fluctuate significantly due to market conditions, operational risks, or borrower mismanagement. The collateral may be illiquid. Additionally, the Fund may have difficulty receiving or liquidating the collateral in the event of a default by the borrower on the loan. Issues related to lien perfection or competing creditor claims can also impair recovery by the Fund of any collateral in the event of a default by the borrower. The Fund may become subject to risks associated with the industry in which the borrower operates. These risks could lead to partial or complete loss on individual loan investments.
High Yield Debt Securities Junk Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer. Compared to higher quality debt securities, high yield debt securities are more likely to be unsecured and are more likely to be subordinated to other creditors' claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities, and the use of credit ratings to select high yield debt securities can involve certain risks. For example, credit rating agencies may fail to change ratings in a timely fashion to reflect events since the security was last rated.
In addition, the values of junk bonds often fluctuate more in response to issuer, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at an acceptable price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular high yield security. There are fewer dealers in the market for high yield securities than for investment grade securities. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality securities.

Price Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
■
Price Arbitrage Risk. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of Fund shares held by other shareholders.

Changing Fixed Income Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
Private Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Private Markets Risk. Investing in privately issued securities of public and private companies involves a high degree of business and financial risk and can result in substantial or complete losses. Privately held companies are not subject to Securities and Exchange Commission reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. Investments in companies that do not publicly report financial and other material information may involve a greater degree of investment risk and reliance upon an Investment Manager's ability to obtain and evaluate applicable information concerning such companies’ business, financial condition, creditworthiness and other investment considerations. Certain private investments may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private debt securities generally are of below-investment-grade quality, frequently are unrated and present many of the same risks as investing in below-investment-grade public debt securities. Private debt investments also are subject to interest rate risk, income risk, prepayment or call risk, credit risk, liquidity risk and valuation risk.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk. Preferred securities are subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred securities. Preferred securities may be less liquid than many other types of securities, such as common stock, and generally provide no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred securities generally pay dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred securities to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred securities in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, preferred securities’ quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of preferred securities may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Fund’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment.
Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Dividend payments on a preferred security typically must be declared by the issuer’s board of directors, unlike interest payments on debt securities. However, an issuer’s board of directors generally is not under any obligation to declare a dividend for an issuer (even if such dividends have accrued). If an issuer of preferred securities experiences economic difficulties, those securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend.

Rule 144A Securities And Other Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund's investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Financial Services Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Financial Services Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, and thereby cause certain financial services companies to incur large losses. Certain financial services companies have experienced a decline in the valuation of their assets and even ceased operations.
Interests Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Interest Rate Risk. Interest rate risk is the risk that rising interest rates will cause the values of the Fund’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund’s investments in new securities may be at lower yields and may reduce the Fund’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.
Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.
Prepayment Or Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or “call” their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
Loan Origination Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Loan Origination Risks. In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/ or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Fund performance.
Loan Collateral Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Collateral Valuation Risk. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan.
There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company that the Fund funds, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund or its affiliates to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan.

Financial Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Leverage Risk. The Fund is authorized to utilize financial leverage to the maximum extent allowable under the 1940 Act. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the Common Shares, including that the costs of the financial leverage exceed the income from investments made with such leverage, the higher volatility of the net asset value of the Common Shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the Common Shareholders. The Fund’s use of leverage also may impair the ability of the Fund to maintain its qualification as a regulated investment company for federal income tax purposes.
As long as the Fund is able to invest the proceeds of any financial leverage in senior loans or other investments that provide a higher net return than the current cost of such financial leverage (i.e., the current interest rate on any borrowing or dividend rate of any preferred shares after taking into account the expenses of any borrowing or preferred shares offering) and the Fund’s operating expenses, the effect of leverage will be to cause the Common Shareholders to realize a higher current rate of return than if the Fund were not leveraged. However, if the current costs of financial leverage were to exceed the return on such proceeds after expenses (which the Adviser believes to be an unlikely scenario), the Common Shareholders would have a lower rate of return than if the Fund had an unleveraged capital structure.
During any annual period when the Fund has a net payable on the interest due on borrowings or the dividends due on any outstanding preferred shares, the failure to pay on such amounts would preclude the Fund from paying dividends on the Common Shares. The rights of lenders to the Fund to receive interest on and repayment of principal on any borrowings will be senior to those of the holders of the Common Shares, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to holders of Common Shares in certain circumstances, and may require the Fund to pledge assets to secure such borrowing. Further, the terms of such borrowing may, and the 1940 Act does (in certain circumstances), grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In addition, under the 1940 Act, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration and after deducting the amount of such dividend or distribution, the Fund is in compliance with the asset coverage requirements of the 1940 Act. Such prohibition on the payment of dividends or distributions might impair the ability of the Fund to maintain its qualification as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible, to repay borrowings or repurchase any outstanding preferred securities from time to time if necessary, which may involve the payment by the Fund of a premium and the sale by the Fund of portfolio securities at a time when it may be disadvantageous to do so, to maintain compliance with such asset coverage requirements.
Subject to the restrictions of the 1940 Act, the Fund may “releverage” through incurrence of new borrowing, or the reissuance of preferred shares and in connection with which the Fund, and indirectly the Common Shareholders, would incur the expenses of such releveraging. Any borrowing will likely rank senior to or pari passu with all other existing and future borrowings of the Fund. Interest payments and fees incurred in connection with borrowings will reduce the amount of net income available for payment to Common Shareholders.
The Fund may in the future issue preferred shares as a form of financial leverage. Any such preferred shares of the Fund would be senior to the Fund’s Common Shares, such that holders of preferred shares would have priority over the distribution of the Fund’s assets, including dividend and liquidating distributions. It is presently believed that any such preferred shares of the Fund would not be listed on any exchange and would be bought and sold in auctions through participating broker- dealers. The issuance of preferred shares may subject the Fund to, among other things, (i) more stringent asset coverage provisions, (ii) restrictions on certain investment practices and (iii) the imposition of certain minimum issue size, issuer geographical diversification and other requirements for determining portfolio assets that are eligible for computing compliance with their asset coverage requirements in connection with an investment grade rating for such preferred shares from one or more nationally recognized statistical rating shares by the Fund entails certain initial costs and expenses and certain ongoing administrative and accounting expenses, as well as costs of interest payments and dividends on the leverage. Fees based on the net assets of the Fund (such as the Fund’s advisory and administrative fees) will not increase by adding leverage to the Fund. Certain other expenses of the Fund (such as custodian fees or portfolio transaction-related costs, which generally increase with any increase in the amount of assets managed by the Fund) are expected to marginally increase by adding leverage to the Fund. All of these costs and expenses will be borne by the Fund’s Common Shareholders and will reduce the income or net assets available to Common Shareholders. If the Fund’s current investment income were not sufficient to meet interest expenses on any borrowing or dividend requirements on any preferred shares, the Fund might have to liquidate certain of its investments in order to meet required interest or dividend payments, thereby reducing the net asset value attributable to the Fund’s Common Shares. If there are preferred shares issued and outstanding, holders of the preferred shares will elect two Trustees. In addition, the terms of any preferred shares or borrowing may entitle holders of the preferred shares or lenders, as the case may be, to elect a majority of the Board of Trustees in certain other circumstances.
The Fund may be converted to an open-end investment company only upon approval by the Board of Trustees followed by the approval of shareholders as required by the 1940 Act. Among other things, conversion of the Fund to an open-end investment company would require the redemption of all outstanding preferred shares and could require the repayment of borrowings, which would eliminate the leveraged capital structure of the Fund with respect to the Common Shares.
Certain other practices in which the Fund may engage, including entering into reverse repurchase agreements and investing in derivatives, such as swaps, may also be considered leverage and subject to the Fund’s leverage policy.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Regulatory Risk. Various state licensing requirements could apply to the Fund with respect investments in, or the origination and servicing of loans and similar assets. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Fund’s (or its Subsidiary’s) or Investment Managers' license, as applicable, which in turn could require the Fund to divest assets located in or secured by real property located in that state. To the extent the Fund (or its Subsidiary) obtains licenses or is required to comply with related regulatory requirements, the Fund could be subject to increased costs and regulatory oversight by governmental authorities, which may have an adverse effect on its results or operations.
Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk. By investing through one or more Subsidiaries, if any, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments (which risks are generally the same as the investment risks described in this prospectus applicable to the Fund). Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. However, the Fund will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiaries (if any) and each such Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.
For domestic subsidiaries, investments through a wholly-owned domestic entity that is taxable as a corporation for U.S. federal income tax purposes may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.

Investments In Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Investments in Middle-Market Companies. Investments in middle-market companies may entail greater risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller, private companies, which may make realizations of gains more difficult, by requiring sales to other private investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle-market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.
Conflicts Of Interest Risk Related To Co Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk Related to Co-Investing. The Investment Managers and certain of its affiliates may experience conflicts of interest in connection with co-investment transactions. The Exemptive Orders impose various conditions on the Fund and the Investment Managers intended to ensure that any co-investment transactions are done in a fair and equitable manner. However, conflicts may nonetheless arise, including, but not limited to, the following:
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The Investment Managers may be incentivized to pursue a co-investment transaction for reputational or other reasons that are not directly advantageous to the Fund. For example, the Investment
Managers may receive a higher advisory fee from an affiliated fund that would be a participant in a co-investment transaction with the Fund, in which case the Investment Managers might be incentivized to recommend that the Fund participate in riskier co-investment transactions than would be the case if the Fund was the only participant.
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By reason of the various activities of the Investment Managers and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Although defaulted securities can offer significant potential for higher returns or for an exchange offer for other securities that offer this potential, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer. The Fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
The risk also applies to investments in loans to bankrupt companies.

Distressed Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Distressed Debt Securities Risk. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk. Investments in foreign securities involve risks that are beyond those associated with investments in U.S. securities. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities, and foreign securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers.
Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. Each country has different laws specific to that country that impact investment, which may increase the risks to which investors are subject. Country-specific rules or legislation addressing investment-related transactions may inhibit or prevent certain transactions from transpiring in a particular country.
To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Furthermore, foreign exchanges and broker-dealers generally are subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. Additionally, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, have no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Investing In Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in Stocks Risk. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock.  Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.
Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. The conversion feature of convertible securities generally causes the market value of convertible securities to rise and fall when the value of the underlying common stock rises and falls. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.

Warrants Equity Securities And Junior Debt Securities Of Borrower Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Warrants, Equity Securities and Junior Debt Securities of the Borrower Risk. Warrants, equity securities and junior debt securities have a subordinate claim on a Borrower’s assets as compared with Senior Loans. As a result, the values of warrants, equity securities and junior debt securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may increase the volatility of the Fund’s net asset value. Additionally, warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be illiquid.
Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks of Structured Products. The Fund may invest in structured products, including CDOs, CBOs, CLOs, structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments to which it is entitled only from the structured product, and generally does not have direct rights against the issuer or the entity that sold assets to the special purpose trust. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. When investing in structured products, it is impossible to predict whether the underlying index or prices of the underlying securities will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
CBOs, CLOs and other CDOs are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to be considered liquid in some circumstances. In addition to the general risks associated with fixed income securities discussed herein, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDOs are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Investments in structured notes involve risks including income risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Asset-Backed Securities Risk. Asset-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Asset-backed securities also are subject to extension risk. A rise in interest rates could reduce the rate of prepayments and extend the life of the asset-backed securities, causing the price of the asset-backed securities and the Fund’s share price to fall.
Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Fund would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund's holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward foreign currency contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Federal Income Taxation” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.

Zero Coupon Or Pay In Kind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Litigation Risk. From time to time, the Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects the Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by the Fund or adversely affect the value of the Fund’s shares.
Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the investments that the Fund holds are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market fluctuations, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service, dealers or an Investment Manager (other than the Adviser) to assist with valuing securities at their fair market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A significant amount of the Fund's investments are expected to be in investments that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser (who may consider, as one input among others, certain procedures performed by an Investment Manager other than the Adviser or one or more independent valuation firms, if any). In connection with that determination, valuations will be prepared using inputs from the sponsor in the case of a sponsor-managed structured and/or securitized product or vehicle. The Adviser may also consider preliminary valuations obtained from independent valuation firms and/or proprietary models depending on the availability of information on the Fund's assets and the type of asset being valued, all in accordance with the Fund's valuation policy. The ability to value investments may also be impacted by technological issues and/or errors by independent valuation firms or other third-party service providers.
Because fair values, and particularly fair values of private investments, are inherently uncertain, may fluctuate over short periods of time, and are often based to a large extent on estimates, comparisons and qualitative evaluations of private information, the Fund's determinations of fair value may differ materially from the values that would have been determined if a ready market for these securities existed. There can be no assurance that valuation decisions with respect to an investment will represent the value realized by the Fund on the eventual disposition of such investment or that would, in fact, be realized upon an immediate disposition of such investment on the date of its valuation.
The value at which the Fund's investments can be sold may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of the sales may also affect the values obtained on the sales. The Fund invests a significant amount of its assets in private assets for which no public market exists. In addition, the Fund's compliance with the asset diversification tests under the Internal Revenue Code depends on the fair market values of the Fund's assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. To the extent that the investments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund's shares trade is open, there are likely to be deviations between the current price of such investment and the last quoted price for the investment (i.e., the Fund's quote from the closed foreign market).
The Fund's net asset value is a critical component in several operational matters including computation of the management fee payable by the Fund, and determination of the price at which the shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund's investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.
As noted above, the Adviser expects to receive information for the Fund's investments in certain assets which it may use to calculate the Fund's net asset value on a monthly or quarterly basis, often on a significant delay. The Adviser generally does not expect to receive updated information from the sponsors or issuers more frequently. As a result, the Fund's net asset value attributable to such investments, may be based on portfolio company information from the prior month or quarter. The Fund may need to sell certain investments in order to maintain sufficient liquidity in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund's investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund's investments could potentially disadvantage shareholders whose shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund's investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund's investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors.
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Conflicts of Interest Created by Valuation Process for Certain Portfolio Holdings. The Fund's portfolio investments may include loans that are not publicly traded and for which no market based price quotation is available. As a result, the fair value of these loans will be determined in good faith in accordance with the valuation policy approved by the Board and related procedures. In connection with that determination, investment professionals from the Adviser may provide input regarding valuations based upon the most recent portfolio company financial statements available and projected financial results of each portfolio company. The participation of the Adviser's investment professionals in the Fund's valuation process could result in a conflict of interest as the Adviser's management fee is based, in part, on the value of the Fund's assets.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Management Risk. The Fund is actively managed and depends heavily on the Investment Managers' judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Investment Managers' investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Investment Managers in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Key Personnel Risk. The Adviser depends on the diligence, skill and network of business contacts of certain professionals. The Adviser also depends, to a significant extent, on access to other investment professionals and the information generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of its investment professionals, could have a material adverse effect on the Fund’s ability to achieve its investment objectives. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. In addition, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and the information generated therefrom.
Shares Not Listed No Market For Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Shares Not Listed; No Market for Shares. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.
Closed End Interval Fund Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Closed-end Interval Fund; Liquidity Risks. The Fund is a diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Competition for Investment Opportunities. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		“Best-Efforts” Offering Risk. This offering is being made on a best efforts basis, whereby the Distributor is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.
Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Private Credit Risk. The Fund intends to obtain exposure to select less liquid or illiquid private credit investments. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies. See also “Risk—Market Risk—Recent Publicity Regarding Private Credit Strategies” in this Prospectus.
Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Inadequate Return Risk. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Limited Network Of Broker Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Limited Network of Broker-Dealer Risk. The Fund’s ability to implement its investment objectives and strategies depends, over the long- term, upon the ability of the Distributor to establish, operate and maintain a network of selected broker-dealers and financial services firms to sell shares. If the Distributor fails to attract new investments to the Fund at a rate that replaces redemptions by existing shareholders, the Fund’s assets may shrink over time, which could impact the ability of the Adviser to implement the Fund’s investment objectives and strategies. If this were to occur, the value of an investment in the Fund could be adversely affected. In addition, decrease in the assets of the Fund over time may have the effect of increasing the Fund’s expense ratio.
Repurchase Offer Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Repurchase Offers Risk. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Fund Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s agreement and declaration of trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Anti Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Anti-Takeover Risk. The Declaration of Trust and Bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that may not be in the best interests of Shareholders.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Conflicts of Interest Risk. The Adviser is an entity in which certain of its officers and the Fund’s Trustees and officers may have indirect ownership and economic interests. Certain of these individuals also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objectives. In addition, certain of the Fund’s officers and Trustees and officers of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund does or of investment funds managed by the Fund’s affiliates. Accordingly, the Fund may not be made aware of and/or given the opportunity to participate in certain investments made by investment funds managed by advisers affiliated with the Adviser. However, the Adviser intends to allocate investment opportunities in a fair and equitable manner in accordance with applicable policies and procedures, consistent with each fund’s or separate account’s investment objective and strategies and legal and regulatory requirements.
Artificial Intelligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including, but not limited to, machine learning technology and generative and agentic artificial intelligence technologies (collectively “AI Technologies”), may adversely impact markets, the overall performance of the Fund's investments, or the services provided to the Fund by its service providers. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate, misleading or biased, leading to adverse effects for the Fund. Additionally, the broader use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.
To the extent the Fund invests in companies that develop, implement, or are otherwise involved in AI Technologies, the Fund may be particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, impediments to technological progress, rapid obsolescence, and government regulation. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid changes to AI Technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
Actual usage of AI Technologies by the Fund’s service providers and issuers in which the Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Fund’s investment adviser, sub-adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.
Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Fund’s service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Fund and its shareholders could be negatively impacted as a result.
The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.

Risks Relating To Fund’s Ric Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Relating to Fund’s RIC Status. Although the Fund intends to elect and qualify each year to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its Shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s Shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s Shareholders.
Regulated Investment Company Related Risks Of Investments Generating Non Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments may require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize additional gains or losses on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than they would have in the absence of such transactions.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		11 Greenway Plaza
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77046-1173
Contact Personnel Name		Melanie Ringold, Esquire
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.25%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.00%
Management Fees [Percent]		1.59%
Distribution/Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3]	0.38%
Other Annual Expense 2 [Percent]		1.89%
Other Annual Expenses [Percent]		2.27%
Total Annual Expenses [Percent]		4.11%
Expense Example, Year 01		$ 72
Expense Example, Years 1 to 3		153
Expense Example, Years 1 to 5		236
Expense Example, Years 1 to 10		$ 448
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				$ 10	$ 10.36	$ 10.6	$ 10.56	$ 10.7	$ 10.93	$ 10.91	$ 10.97
Highest Price or Bid, NAV				10.39	10.74	10.78	10.82	11.05	11.06	11.01	11.09
NAV Per Share												$ 9.66
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			93,128
Class AX [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Management Fees [Percent]		1.59%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3]	0.38%
Other Annual Expense 2 [Percent]		1.89%
Other Annual Expenses [Percent]		2.27%
Total Annual Expenses [Percent]		3.86%
Expense Example, Year 01		$ 39
Expense Example, Years 1 to 3		118
Expense Example, Years 1 to 5		199
Expense Example, Years 1 to 10		$ 409
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				9.99	10.36	10.59	10.55	10.7	10.93	10.9	10.96
Highest Price or Bid, NAV				10.39	10.73	10.77	10.81	11.04	11.06	11	11.09
NAV Per Share												9.66
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class AX Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			13,865,560
Class Y [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Management Fees [Percent]		1.59%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3]	0.38%
Other Annual Expense 2 [Percent]		1.89%
Other Annual Expenses [Percent]		2.27%
Total Annual Expenses [Percent]		3.86%
Expense Example, Year 01		$ 39
Expense Example, Years 1 to 3		118
Expense Example, Years 1 to 5		199
Expense Example, Years 1 to 10		$ 409
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				10.01	10.37	10.6	10.57	10.71	10.93	10.91	10.97
Highest Price or Bid, NAV				10.4	10.75	10.78	10.83	11.06	11.07	11.01	11.09
NAV Per Share												9.67
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class Y Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			78,990
Class R6 [Member]
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		0.00%
Management Fees [Percent]		1.59%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[3]	0.31%
Other Annual Expense 2 [Percent]		1.89%
Other Annual Expenses [Percent]		2.20%
Total Annual Expenses [Percent]		3.79%
Expense Example, Year 01		$ 38
Expense Example, Years 1 to 3		116
Expense Example, Years 1 to 5		195
Expense Example, Years 1 to 10		403
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV				10	10.37	10.6	10.56	10.7	10.94	10.91	10.98
Highest Price or Bid, NAV				$ 10.4	$ 10.74	$ 10.78	$ 10.82	$ 11.05	$ 11.07	$ 11.01	$ 11.1
NAV Per Share												$ 9.67
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class R6 Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			11,449,622
Class A (Did Not Tender Shares For Repurchase) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		72
Expense Example, Years 1 to 3		153
Expense Example, Years 1 to 5		236
Expense Example, Years 1 to 10		448
Class AX (Did Not Tender Shares For Repurchase) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		39
Expense Example, Years 1 to 3		118
Expense Example, Years 1 to 5		199
Expense Example, Years 1 to 10		409
Class Y (Did Not Tender Shares For Repurchase) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		39
Expense Example, Years 1 to 3		118
Expense Example, Years 1 to 5		199
Expense Example, Years 1 to 10		409
Class R6 (Did Not Tender Shares For Repurchase) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		38
Expense Example, Years 1 to 3		116
Expense Example, Years 1 to 5		195
Expense Example, Years 1 to 10		$ 403

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.25% of the investor’s net purchase. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Distribution and Service Plan.”
[2]	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but an early withdrawal charge of 1.00% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. See “Purchase Terms — Class A Shares— Sales Charge Schedule.”
[3]	“Other Expenses” have been restated to reflect current fees.